Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents
Cash and due from banks	$ 13,590	$ 17,341
Interest-earning deposits in other banks	23,248	20,931
Total cash and cash equivalents	36,838	38,272
Securities
Available-for-sale, at fair value	103,875	127,969
Held-to-maturity; fair value of $23,444 in 2016 and $34,011 in 2015	23,883	33,819
Restricted stock, at cost	4,614	4,614
Total securities	132,372	166,402
Loans held for sale		47
Loans	475,449	422,871
Less allowance for loan losses	5,291	4,662
Net loans	470,158	418,209
Premises and equipment, net	8,749	8,209
Core deposit intangible	383	504
Goodwill	4,728	4,728
Bank-owned life insurance	10,361	10,085
Accrued interest receivable and other assets	6,389	3,858
TOTAL ASSETS	669,978	650,314
Deposits
Noninterest-bearing	167,824	151,549
Interest-bearing	372,961	373,493
Total deposits	540,785	525,042
Short-term borrowings	48,742	48,598
Other borrowings	12,385	13,465
Accrued interest payable and other liabilities	2,651	1,943
Total liabilities	604,563	589,048
SHAREHOLDERS' EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares; outstanding 2,742,242 shares in 2016 and 2,740,996 in 2015	18,629	18,629
Additional paid-in capital	9,815	9,846
Retained earnings	42,629	38,030
Treasury stock at cost - 238,360 shares in 2016 and 239,606 in 2015	(4,784)	(4,822)
Accumulated other comprehensive loss	(874)	(417)
Total shareholders' equity	65,415	61,266
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 669,978	$ 650,314